SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	Oct. 04, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)				199,503,293		200,485,621
Par value per share (in USD per share)				$ 0.05		$ 0.05
Number of treasury shares (in shares)				1,687,328		705,000
Dividends to shareholders		$ 100.4	$ 180.4	$ 60.1	$ 280.8
Dividends per share (in dollars per share)				$ 0.30	$ 1.40
Share Buy Back Program
Class of Stock [Line Items]
Buy-back program authorized amount	$ 100.0
Buy-back program, shares authorized to be repurchased (in shares)	10,000,000
Buy-back program, term	12 months
Treasury shares acquired				982,328
Shares repurchased average price (in usd per share)				$ 7.58
Repurchase of shares				$ 7.5
Buy-back program, remaining authorized repurchase amount				$ 8.6
Share Buy Back Program | Maximum
Class of Stock [Line Items]
Buy-back program price (in usd per share)	$ 10.0
2020 Exercised Options
Class of Stock [Line Items]
Shares issued for equity incentive plan (in shares)				450,000
Loss on distributed treasury shares				$ 1.7